Leases (Details) - Schedule of Changes in Lease Liability - USD ($) $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Changes in Lease Liability [Line Items]
Balance at beginning	$ 1,841,227	$ 1,721,833		$ 1,721,833	$ 1,506,043	$ 1,174,686
Additions	209,160	274,864	[1]	421,921	489,251	634,868
Interest accrual	50,241	48,479		73,463	82,403	64,593
Payments	(236,030)	(242,157)		(354,947)	(434,488)	(359,893)
Terminated contracts	(52,992)	(15,592)		(7,456)	(61,302)	(116,329)
Exchange rate variation	(96,371)	60,717		(3,186)	(6,520)	(39,527)
Balance at Ending	$ 1,715,235	$ 1,848,144		$ 1,841,227	$ 1,721,833	$ 1,506,043

[1]	Refers to Rivalea’s, which was acquired during the first quarter of 2022.